Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0001364608
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2024
First Trust Nasdaq Cybersecurity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, on or around June 3, 2024, Nasdaq, Inc., the index provider for the Fund (the “Index Provider”), announced changes to the index methodology for the Nasdaq CTA CybersecurityTM Index, the Fund’s index (the “Index”). The Index Provider is implementing the following changes to be effective as of the next rebalance, which is scheduled to become effective at market open on June 24, 2024:

1.	Notwithstanding anything to the contrary set forth in the Fund’s summary prospectus and prospectus, the second through fifth sentences of the third paragraph set forth in the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

To provide diversification among the weighting of the constituent securities, the Index caps the weighting of the securities of the five largest free float market capitalizations at 8% each, and collectively 40%, of the Index. The excess weight of any capped security is distributed proportionally across the securities of the remaining constituent companies. The securities of the remaining companies are capped at a 4% weight as well. Any security of those remaining constituent companies with a weight in excess of 4% will have that excess weight redistributed proportionally across the securities of any remaining companies.